Shareholder Report, Line Graph (Details) LMA2600_ClearBridge Sustainability Leaders Fund_Class R_TSR Annual {Class R} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jun. 03, 2022	Oct. 31, 2025
Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Accumulated Value	$ 12,285	$ 9,561	$ 9,592	$ 10,000	$ 14,032
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value	$ 14,152	$ 10,266	$ 9,472	$ 10,000	$ 17,098